Document and Entity Information	Apr. 04, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 04, 2019
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 04, 2019
Document Effective Date	Apr. 04, 2019
Prospectus Date	Mar. 01, 2019